COMMITMENT AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Guarantees [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Guarantees value	$ 8,450,000	$ 6,750,000
Purchase Commitment [Member]
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Purchase commitments	$ 527,812,592	$ 319,010,599